Funding Debts	12 Months Ended
Dec. 31, 2025
Funding Debts
Debt Instrument [Line Items]
Funding Debts

10. FUNDING DEBTS

The following table summarizes the Group’s outstanding funding debts as of December 31, 2024 and 2025, respectively:

	As of December 31,
	2024	2025
	(RMB in thousands)
Short-term:
Liabilities to funding partners	2,754,454	2,440,685
Total short-term funding debts	2,754,454	2,440,685
Long-term:
Liabilities to funding partners	1,197,211	850,590
Total long-term funding debts	1,197,211	850,590

For the years ended December 31, 2024 and 2025, the following significant activities took place related to the Group’s funding partners:

Liabilities to funding partners

The Group finances its on-balance sheet loans using the proceeds from funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts.

Those liabilities to funding partners were bearing weighted average interest rates of 7.4% and 5.5% as of December 31, 2024 and 2025, respectively. As of December 31, 2024 and 2025, funding partners funded an aggregate amount of RMB4,380 million and RMB3,307 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2024 and 2025, financing receivables amounting to RMB11.9 million and RMB1,197 million were pledged as collateral to secure the underlying loans funded by funding partners, respectively.